PENSION AND OTHER POSTRETIREMENT BENEFITS - Benefit Payments (Details) - Pension ongoing income—non-service $ in Millions	Dec. 31, 2023 USD ($)
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2024	$ 1,094
2025	1,077
2026	1,062
2027	1,044
2028	1,022
2029-2033	4,699
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
2024	257
2025	253
2026	260
2027	266
2028	268
2029-2033	$ 1,270